Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The carrying amounts are repayable:
Total carrying amounts repayable	$ 273	$ 520	$ 383
Less: Amount due for settlement within 12 months shown under current liabilities	(246)	(253)	(185)
Amount due for settlement after 12 months shown under non-current liabilities	27	267	198
Within one year [Member]
The carrying amounts are repayable:
Lease liabilities	246	253	185
Within a period of more than one year but no more than two years [Member]
The carrying amounts are repayable:
Lease liabilities	27	255	113
Within a period of more than two years but no more than five years [Member]
The carrying amounts are repayable:
Lease liabilities		$ 12	$ 85